Equity Incentive Schemes and Stock Compensation Charges - Summary of Stock Option Activity (Details) - Stock Option And Award Plans - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Granted Under Plans
Beginning balance (in shares)	656,107	920,746	1,171,393
Granted (in shares)	107,737	97,112	167,557
Exercised (in shares)	(193,417)	(329,870)	(408,699)
Canceled/expired (in shares)	(16,681)	(31,881)	(9,505)
Ending balance (in shares)	553,746	656,107	920,746
Vested and exercisable at end of period (in shares)	224,845
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 87.80	$ 74.32	$ 56.02
Granted (USD per share)	159.83	140.13	118.90
Exercised (USD per share)	68.19	65.54	41.12
Canceled/expired (USD per share)	92.21	88.12	32.35
Ending balance (USD per share)	108.53	87.80	74.32
Vested and exercisable at end of period (USD per share)	83.13
Weighted Average Grant Date Fair Value
Beginning balance (USD per share)	26.60	22.39	17.15
Granted (USD per share)	42.43	43.43	36.84
Exercised (USD per share)	20.91	19.78	13.55
Canceled/expired (USD per share)	27.93	26.77	11.39
Ending balance (USD per share)	31.63	$ 26.60	$ 22.39
Vested and exercisable at end of period (USD per share)	$ 24.90